Financial Instruments (Schedule of Financial Instruments Measured at Fair Value) (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Qoros put option	[1]	$ 15,571	$ 24,435
Assets measured at fair value		1,508,374	1,455,118
Liabilities
Liabilities measured at fair value		796,586	739,400	$ 1,474,510
Level 3 [Member]
Assets
Qoros put option		71,146	90,103
Liabilities
Financial guarantee

[1]	Refer to Note 9.B.b.2